CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011
ASSETS
Cash	$ 44,593	$ 38,658
Accounts receivable	445,281	211,549
Inventory	33,625	12,144
Prepaid expenses and other current assets	228,081	12,568
Total Current Assets	751,580	274,919
Property and equipment, net of accumulated depreciation of $52,189 and $27,237	93,921	29,683
Total Assets	845,501	304,602
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued liabilities	541,609	97,606
Line of credit	257,404	200,000
Due to related parties	223,215	376,745
Total Current Liabilities	1,022,228	674,351
Convertible debt, net	429,590
Embedded conversion derivative liabilities	1,520,394
Total liabilities	2,972,212	674,351
Stockholders' Deficit
Preferred stock; Series A $0.001 par value; 25,000,000 shares authorized; 3,000,000 shares issued and outstanding	3,000	3,000
Common stock $0.001 par value; 550,000,000 shares authorized; 370,500,750 and 200,000,000 shares issued and outstanding	370,501	200,000
Additional paid in capital	(268,750)	(196,134)
Accumulated deficit	(2,231,462)	(376,615)
Total Stockholders' Deficit	(2,126,711)	(369,749)
Total Liabilities and Stockholders' Deficit	$ 845,501	$ 304,602